Mutual Fund Series Trust

December 28, 2012

U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:

Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Eventide Healthcare and Life Sciences Fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 104, which was filed with the Commission on December 26, 2012 and (ii) that Post-Effective Amendment No. 104 has been filed electronically with the Commission.

Very truly yours,

/s/Jerry Szilagyi

Jerry Szilagyi

President